Document and Entity Information	Feb. 13, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Explanatory Note On February 13, 2023, MAIA Biotechnology, Inc. (the “Company”) filed a Current Report on Form 8-K to furnish a copy of the Company’s press release announcing its intention to initiate its second Phase 2 clinical trial evaluating THIO. On the same day, the Company updated the press release to include an additional model with pre-clinical data. This amended Current Report on Form 8-K is being filed solely to furnish the updated press release.
Document Period End Date	Feb. 13, 2023
Entity Registrant Name	MAIA Biotechnology, Inc.
Entity Central Index Key	0001878313
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-41455
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-1495913
Entity Address, Address Line One	444 West Lake Street, Suite 1700
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	312
Local Phone Number	416-8592
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	MAIA
Security Exchange Name	NYSEAMER